Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	Hartford Mutual Funds II Inc
CIK	dei_EntityCentralIndexKey	0000049905
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 08, 2023
Effective Date	dei_DocumentEffectiveDate	Sep. 08, 2023
Prospectus Date	rr_ProspectusDate	Mar. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A